Financial Instruments (Schedule of Composition of Derivatives) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	€ 365	€ 121
Derivatives presented under non-current liabilities	(3,361)	(4,312)
Forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current liabilities	(977)	(2,650)
Currency swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(192)
Derivatives presented under non-current liabilities	(1,925)	(1,244)
Swap contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(173)	(121)
Derivatives presented under non-current liabilities	€ (459)	€ (418)